Finance Expense (Income), Net (Details)	12 Months Ended
Dec. 31, 2024
Top of Range [Member]
Finance Expense (Income), Net [Line Items]
Warrants expire term	5 years
Bottom of Range [Member]
Finance Expense (Income), Net [Line Items]
Warrants expire term	2 years